Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value through Profit or Loss (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Financial assets-current
Financial assets-current, Mandatorily measured at FVTPL	$ 4		$ 3
Financial assets-noncurrent
Non-derivatives	1,020		909
Financial liabilities-current
Financial liabilities held for trading, Derivatives (not designated for hedge), Forward exchange contracts	0	$ 0	6
Forward exchange contracts [Member]
Financial assets-current
Derivatives (not designated for hedge)	3		0
Listed stocks domestic [Member]
Financial assets-current
Non-derivatives	1		3
Non listed stocks domestic [Member]
Financial assets-noncurrent
Non-derivatives	758		648
Non listed stocks foreign [Member]
Financial assets-noncurrent
Non-derivatives	103		237
Limited partnership - domestic [Member]
Financial assets-noncurrent
Non-derivatives	135		24
Film and drama investing agreements [Member]
Financial assets-noncurrent
Non-derivatives	$ 24		$ 0